Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (327,997)	$ (50,268)	¥ (193,548)	¥ (254,639)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	348,160,637	348,160,637	310,627,024	310,627,024
Adjustments for dilutive options	27,892,119	27,892,119
Weighted-average number of ordinary shares outstanding - diluted	376,052,756	376,052,756	310,627,024	310,627,024
Loss per share - basic and diluted
Basic net loss per share attributable to ordinary shareholders (RMB) | (per share)	¥ (0.94)	$ (0.14)	¥ (0.62)	¥ (0.82)
Diluted net loss per share attributable to ordinary shareholders (RMB) | (per share)	¥ (0.87)	$ (0.13)	¥ (0.62)	¥ (0.82)